OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Foreign currency translation
Net unrealized foreign currency translation (losses) gains in respect of foreign operations	$ (874)	$ 301	$ (709)	$ 658
Gains (losses) on hedges of net investments in foreign operations, net of income taxes for the three and six months ended Jun. 30, 2018 of ($9) million and ($5) million, respectively (2017 – ($5) million and ($13) million)(1)	338	(196)	208	(363)
Foreign currency translation	(536)	105	(501)	295
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of income taxes for the three and six months ended Jun. 30, 2018 of ($11) million and ($12) million, respectively (2017 – $3 million and $7 million)	23	11	53	39
Cash flow hedges	23	11	53	39
Available-for-sale securities
Net change in unrealized gains on available-for-sale securities, net of income taxes	0	0	0	1
Available-for-sale securities	0	0	0	1
Equity accounted investments
Share of unrealized foreign currency translation (losses) gains in respect of foreign operations	(2)	(1)	(1)	2
Gains (losses) on derivatives designated as cash flow hedges	8	1	22	1
Equity accounted investments	6	0	21	3
Items that will not be reclassified to net income:
Unrealized (losses) on securities - FVTOCI, net of income taxes for the three and six months ended Jun. 30, 2018 of nil and $2 million (2017 - nil and nil)	1	0	(4)	0
Net remeasurement (losses) on defined benefit obligations	2	(2)	2	(2)
Revaluation surplus	2	0	2	0
Items that will not be reclassified to net income:	5	(2)	0	(2)
Total other comprehensive income (loss)	$ (502)	$ 114	$ (427)	$ 336